Stockholders' Equity (capital Deficiency): Assets purchased (Tables)	6 Months Ended
Sep. 30, 2014
Tables/Schedules
Assets purchased

Equipment	$29,722
Intangibles (patent, trademarks, URL’s)	3,735
Total	$33,457